Regulatory Matters	12 Months Ended
Dec. 31, 2014
Regulatory Matters [Abstract]
Regulatory Matters
Note 12: Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.  Furthermore, the Bank’s regulators could require adjustments to regulatory capital not reflected in these consolidated financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital to average assets (as defined).  Management believes, as of December 31, 2014 and 2013, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2014, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank’s actual capital amounts (in thousands) and ratios are also presented in the table.

	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total risk-based capital (to risk-weighted assets)	$40,252	18.81%	$17,119	8.0%	$21,399	10.0%

Tier I capital (to risk-weighted assets)	37,574	17.56	8,560	4.0	12,839	6.0

Tier I capital (to average assets)	37,574	12.25	12,269	4.0	15,336	5.0

Tangible capital (to adjusted tangible assets)	37,574	12.25	4,601	1.5	—	N/A

As of December 31, 2013
Total risk-based capital (to risk-weighted assets)	$38,766	18.15%	$17,089	8.0%	$21,361	10.0%

Tier I capital (to risk-weighted assets)	36,087	16.89	8,544	4.0	12,817	6.0

Tier I capital (to average assets)	36,087	11.51	12,546	4.0	15,682	5.0

Tangible capital (to adjusted tangible assets)	36,087	11.51	4,705	1.5	—	N/A

The following is a reconciliation of the Bank equity amount included in the consolidated balance sheets to the amounts (in thousands) reflected above for regulatory capital purposes as of December 31:

	2014	2013

Bank equity	$41,012	$37,427
Less net unrealized gain (loss)	711	(1,387)
Less disallowed goodwill	2,727	2,727

Tier 1 capital	37,574	36,087

Plus allowance for loan losses	2,678	2,679

Total risked-based capital	$40,252	$38,766

The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval.  As of December 31, 2014, the Bank has $1,396,844 available for the payment of dividends without prior regulatory approval.

On January 19, 2010, the Boards of Directors of the Company, Jacksonville Bancorp, MHC and the Bank each unanimously adopted a Plan of Conversion and Reorganization of Jacksonville Bancorp, MHC (the “Plan”) pursuant to which Jacksonville Bancorp, MHC undertook a “second-step” conversion and ceased to exist. Jacksonville Bancorp, MHC reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective July 14, 2010.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the Company substantially restricted retained earnings by establishing a liquidation account. The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion. The Bank will establish a parallel liquidation account to support the Company’s liquidation account in the event the Company does not have sufficient assets to fund its obligations under its liquidation account. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. In the event of a complete liquidation of the Bank or the Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held. The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.